Shareholder Report, Line Graph (Details) - USD ($)		5 Months Ended	11 Months Ended	12 Months Ended	17 Months Ended	23 Months Ended
	Jun. 25, 2024	Nov. 30, 2024	May 31, 2025	May 31, 2026	Nov. 30, 2025	May 31, 2026
Capital Group International Core Equity ETF
Account Value [Line Items]
Line Graph and Table Measure Name				Capital Group International Core Equity ETF (at NAV)
Accumulated Value	$ 10,000	$ 9,875	$ 11,360		$ 12,877	$ 14,969
MSCI ACWI (All Country World Index) ex USA [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI ACWI (All Country World Index) ex USA
Accumulated Value	$ 10,000	$ 10,147	$ 11,346		$ 12,790	$ 15,064